Parent Company Only Condensed Financial Information - SCI (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating expenses:
Selling, general and administrative	¥ (3,932,271)	$ (602,647)	¥ (5,451,787)	¥ (5,341,790)
Total operating expenses	6,481,064	993,266	9,880,367	9,339,732
Loss from operations	4,607,645	706,153	11,079,189	9,595,608
Interest income	166,904	25,579	160,279	133,384
Interest expense	426,015	65,290	370,536	123,643
Equity in loss of subsidiaries and VIEs	(66,030)	(10,120)	(64,478)	(9,722)
Other (loss)/income, net	(364,928)	(55,928)	66,160	(21,346)
Loss before income tax expense	(5,297,714)	(811,912)	(11,287,764)	(9,616,935)
Income tax expense	6,368	976	7,888	22,044
Net loss	(5,304,082)	(812,888)	(11,295,652)	(9,638,979)
Accretion on convertible redeemable preferred shares to redemption value				(13,667,291)
Accretion on redeemable non-controlling interests to redemption value	(311,670)	(47,766)	(126,590)	(63,297)
Net loss attributable to ordinary shareholders of NIO Inc.	5,610,790	859,894	11,413,101	23,327,862
Parent
Operating expenses:
Selling, general and administrative	(7,463)	(1,144)	(97)	(178,479)
Total operating expenses	(7,463)	(1,144)	(97)	(178,479)
Loss from operations	(7,463)	(1,144)	(97)	(178,479)
Interest income	10,086	1,546	4,212	7,692
Interest expense	(312,662)	(47,918)	(237,374)	0
Equity in loss of subsidiaries and VIEs	(5,089,371)	(779,982)	(11,076,907)	(9,432,640)
Other (loss)/income, net	100,290	15,370	23,655	6,153
Loss before income tax expense	(5,299,120)	(812,128)	(11,286,511)	(9,597,274)
Income tax expense	0	0	0	0
Net loss	(5,299,120)	(812,128)	(11,286,511)	(9,597,274)
Accretion on convertible redeemable preferred shares to redemption value	0	0	0	(13,667,291)
Accretion on redeemable non-controlling interests to redemption value	(311,670)	(47,766)	(126,590)	(63,297)
Net loss attributable to ordinary shareholders of NIO Inc.	¥ (5,610,790)	$ (859,894)	¥ (11,413,101)	¥ (23,327,862)